Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Net loss	$ (7,911)	$ (8,332)	$ (16,137)	$ (13,575)	$ (3,517)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization of property and equipment	699	445	1,154	858	711
Amortization of premiums on marketable securities	68		135
Loss on disposal or retirement of property and equipment			68	102
Stock-based compensation expense on grants of stock awards to non-employees	87	23	65	134	22
Stock-based compensation expense on grants of stock awards to employees	447	526	857	741	558
Allowance for doubtful account	(33)		33
Non cash interest expense	147	123	256	142
Changes in assets and liabilities
Accounts receivable	87	(144)	(125)	28	49
Prepaid expenses and other current assets	88	10	(39)	(54)	71
Inventories	70	(423)	(881)	264	291
Restricted cash					50
Accounts payable and other accrued liabilities	283	263	(86)	324	(80)
Accrued compensation	(45)	100	190	(120)	90
Deferred revenue	(41)	(168)	(336)	1,276	711
Other non-current liabilities			(19)	162	(27)
Net cash used in operating activities	(6,054)	(7,577)	(14,865)	(9,718)	(1,071)
Investing activities
Purchases of property and equipment	(97)	(1,228)	(2,079)	(2,550)	(87)
Proceeds from maturities of short-term investments	6,985	6,734	10,082	6,445
Purchases of short-term investments	(2,697)	(3,392)	(10,066)	(11,129)	(1,494)
Net cash provided by (used) in investing activities	4,191	2,114	(2,063)	(7,234)	(1,581)
Financing activities
Proceeds from sales of common stock, net of issuance costs	333	817	14,741	15,068	5,083
Proceeds from issuance of (repayment of) notes payable				2,390	(1,400)
Proceeds from issuance of common stock pursuant to the exercise of stock options			88	134	240
Net cash provided by financing activities	333	817	14,829	17,592	3,923
Net increase (decrease) in cash and cash equivalents	(1,530)	(4,646)	(2,099)	640	1,271
Cash and cash equivalents at beginning of period	6,373	8,472	8,472	7,832	6,561
Cash and cash equivalents at end of period	4,843	3,826	6,373	8,472	7,832
Supplemental disclosure of cash flow information
Cash paid for interest	100	100	200	77	11
Supplemental disclosure of non-cash activities:
Common stock issued in connection with entering into a common stock purchase agreement					$ 966